Goodwill And Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Changes In Carrying Amount Of Goodwill [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2011:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥201,629	¥353,832	¥2,300	¥2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	201,629	353,300	2,300	363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191	2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥256,193	¥407,864	¥2,300	¥417,956

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets [Table Text Block]

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,486,013	¥959,829	¥526,184	¥1,640,297	¥1,105,783	¥534,514
Core deposit intangibles	629,933	418,315	211,618	638,863	456,339	182,524
Customer relationships	231,209	125,260	105,949	233,360	136,603	96,757
Trade names	51,249	12,261	38,988	52,562	14,430	38,132
Other	4,263	2,805	1,458	4,899	2,744	2,155

Total	¥2,402,667	¥1,518,470	884,197	¥2,569,981	¥1,715,899	854,082

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,249			9,034

Total			12,286			12,071

Total			¥896,483			¥866,153

Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2014	¥199,844
2015	163,694
2016	135,027
2017	107,274
2018	74,153